Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-11
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Entity Registrant Name	NETREIT, INC.
Entity Central Index Key	0001080657
Entity Filer Category	Smaller Reporting Company